Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

        At September 30, 2013, the Company had two stock-based compensations plans, which are more fully described below.

        The Company's 2003 Stock Option and Restricted Stock Plan (the 2003 Plan) provides for the issuance of stock options, restricted stock awards, and restricted stock to employees, officers, directors, consultants, and key personnel of the Company as determined by the Board. In conjunction with the effectiveness of the 2013 Equity Incentive Plan (the 2013 Plan) described below, the Company determined that no further stock options or other equity-based awards may be granted under the 2003 Plan.

        On September 4, 2013, the Company adopted the 2013 Plan. The Company has reserved for issuance an aggregate of 1,500,000 shares of common stock under the 2013 Plan, which is comprised of (i) the remaining 155,884 shares reserved for issuance under the 2003 Plan and (ii) an additional 1,344,116 shares. The 2013 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning in 2014, by the lesser of (i) 3,150,000 shares, or (ii) 4% of the outstanding number of shares of the Company's common stock on the immediately preceding December 31st. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company's capitalization. No grants were made under the 2013 Plan as of September 30, 2013, and 1,500,000 shares were available for issuance under the 2013 Plan as of September 30, 2013.

        The Company has not granted unrestricted stock awards under the 2003 Plan and the 2013 Plan since its inception. Stock options carry an exercise price equal to the estimated fair value of the Company's common stock on the date of grant. Options generally expire ten years following the date of grant. Stock options and restricted stock awards typically vest over four years, but vesting provisions can vary based on the discretion of the Board.

        Shares of the Company's common stock underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without the issuance of shares of the Company's common stock, or otherwise terminated other than by exercise will be added back to the shares of common stock available for issuance under the 2013 Plan. Shares available for issuance under the 2013 Plan may be authorized but unissued shares of the Company's common stock or shares of the Company's common stock that have been reacquired by the Company.

        Additionally, on September 4, 2013, the company adopted the 2013 Employee Stock Purchase Plan (the 2013 ESPP). Under the 2013 ESPP, 275,000 shares of the Company's common stock will be available for issuance and eligible employees of the Company may purchase shares of common stock during pre-specified purchase periods at a price equal to the lesser of 85% of the fair market value of a share of its common stock at the beginning of the purchase period or 85% of the fair market value of a share of its common stock at the end of the purchase period. As of September 30, 2013, the initial purchase period under the 2013 ESPP has not yet commenced.

        The Company recognized stock-based compensation expense totaling $0.5 million, $0.3 million, $1.4 million and $0.9 million during the three months ended September 30, 2013 and 2012 and the nine months ended September 30, 2013 and 2012, respectively.

        Total compensation cost recognized for all stock-based compensation awards in the statements of operations and comprehensive income (loss) is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development	$149	$137	$460	$374
General and administrative	344	196	981	487

	$493	$332	$1,441	$861

        The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Expected volatility	—%	66.9%	70.3%	66.9%
Expected term (in years)	—	6.0	6.0	6.0
Risk-free interest rate	—%	0.9%	1.4%	0.9%
Expected dividend yield	—%	—%	—%	—%

  Fair Value of Underlying Instrument

        The Company estimates the fair value of its stock-based awards to employees using the Black-Scholes option pricing model.

  Expected Volatility

        The Company estimated the expected volatility based on actual historical volatility of the stock price of similar companies with publicly-traded equity securities. The Company calculated the historical volatility of the selected companies by using daily closing prices over a period of the expected term of the associated award. The companies were selected based on their enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the associated award. A decrease in the selected volatility would decrease the fair value of the underlying instrument.

  Expected Term

        The Company estimates the expected life of its employee stock options using the "simplified" method, as prescribed in Staff Accounting Bulletin (SAB) No. 107, whereby, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data.

  Risk-Free Interest Rate

        The Company estimated the risk-free interest rate in reference to the yield on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. A decrease in the selected risk-free rate would decrease the fair value of the underlying instrument.

  Expected Dividend Yield

        The Company estimated the expected dividend yield based on consideration of its historical dividend experience and future dividend expectations. The Company has not historically declared or paid dividends to stockholders. Moreover, it does not intend to pay dividends in the future, but instead expects to retain any earnings to invest in the continued growth of the business. Accordingly, the Company assumed an expected dividend yield of 0.0%.

Stock Options

        The following table summarizes the stock option activity for all stock option plans during the nine months ended September 30, 2013 (in thousands):

	Number of Grants	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012	3,730	$4.16	6.62
Granted	9	$9.64
Exercised	(38)	$1.34
Canceled or forfeited	(45)	$4.31

Outstanding at September 30, 2013	3,656	$4.18	6.00	$65,987

Exercisable at September 30, 2013	2,665	$3.78	5.12	$49,173

Vested and expected to vest at September 30, 2013(2)	3,604	$4.16	5.96	$65,113

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at September 30, 2013.

(2)
This represents the number of vested options at September 30, 2013, plus the number of unvested options expected to vest at September 30, 2013, based on the unvested options outstanding at September 30, 2013, adjusted for the estimated forfeiture rate.

        During the nine months ended September 30, 2013, the Company granted stock options to purchase an aggregate of 8,750 shares of its common stock, with a weighted-average grant date fair value of options granted of $9.64.

        During the nine months ended September 30, 2013, current and former employees of the Company exercised a total of 37,532 options, resulting in total proceeds of $50,000.

        The aggregate intrinsic value of options exercised during the nine months ended September 30, 2013 was $306,000.

        As of September 30, 2013, there was $3.3 million of unrecognized compensation expense related to unvested stock options that is expected to be recognized over a weighted-average period of 2.2 years.

11. Stock-Based Compensation

        The Company's 2003 Stock Option and Restricted Stock Plan (the 2003 Plan) provides for the issuance of stock options, restricted stock awards, and restricted stock to employees, officers, directors, consultants, and key personnel of the Company as determined by the Board. As of December 31, 2012, the total number of shares of common stock which may be issued under the 2003 Plan was 4,937,500. The number of options available for future grant was 119,542 at December 31, 2012. This number can be increased by the Board, subject to the approval of the shareholders

        The Company has not granted unrestricted stock awards under the 2003 Plan since its inception. Stock options carry an exercise price equal to the estimated fair value of the Company's common stock on the date of grant. Options generally expire ten years following the date of grant. Stock options and restricted stock awards typically vest over four years, but vesting provisions can vary based on the discretion of the Board.

        Shares of the Company's common stock underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without the issuance of shares of the Company's common stock, or otherwise terminated other than by exercise will be added back to the shares of common stock available for issuance under the 2003 Plan. Shares available for issuance under the 2003 Plan may be authorized but unissued shares of the Company's common stock or shares of the Company's common stock that have been reacquired by the Company.

        During 2010, the Company modified the awards of three employees that left the Company. The modifications all related to the term of vested options post termination. The changes ranged from 3.5 years to the remaining life of the option. Awards were reviewed under ASC 718, and the fair value of the unvested options that were modified will be re-measured and the expense adjusted at each reporting period. During the years ended December 31, 2011 and 2012, non-employee stock compensation expense of $0.2 million and $36,000 respectively, was recorded.

        The Company recognized stock-based compensation expense totaling $1.4 million and $1.2 million, during the years ended December 31, 2011 and 2012, respectively.

        Total compensation cost recognized for all stock-based compensation awards in the statements of operations and comprehensive income (loss) is as follows (in thousands):

	Year Ended December 31,
	2011	2012
Research and development	$686	$514
General and administrative	741	692

	$1,427	$1,206

        The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions (in thousands):

	Year Ended December 31,
	2011	2012
Expected volatility	66.0%	69.0%
Expected term (in years)	6.0	6.0
Risk-free interest rate	1.1%	0.9%
Expected dividend yield	—%	—%

  Fair Value of Underlying Instrument

        The Company estimates the fair value of its stock-based awards to employees using the Black-Scholes option pricing model.

  Expected Volatility

        The Company estimated the expected volatility based on actual historical volatility of the stock price of similar companies with publicly-traded equity securities. The Company calculated the historical volatility of the selected companies by using daily closing prices over a period of the expected term of the associated award. The companies were selected based on their enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the associated award. A decrease in the selected volatility would decrease the fair value of the underlying instrument.

  Expected Term

        The Company estimates the expected life of its employee stock options using the "simplified" method, as prescribed in Staff Accounting Bulletin (SAB) No. 107, whereby, the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to its lack of sufficient historical data.

  Risk-Free Interest Rate

        The Company estimated the risk-free interest rate in reference to the yield on U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. A decrease in the selected risk-free rate would decrease the fair value of the underlying instrument.

  Expected Dividend Yield

        The Company estimated the expected dividend yield based on consideration of its historical dividend experience and future dividend expectations. The Company has not historically declared or paid dividends to stockholders. Moreover, it does not intend to pay dividends in the future, but instead expects to retain any earnings to invest in the continued growth of the business. Accordingly, the Company assumed an expected dividend yield of 0.0%.

Stock Options

        The following table summarizes the stock option activity under the 2003 Plan during the year ended December 31, 2012 (in thousands):

	Number of Grants	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2011	3,151	$3.76	6.88	$4,968
Granted	722	$5.76
Exercised	(39)	$4.04
Canceled or forfeited	(104)	$4.32

Outstanding at December 31, 2012	3,730	$4.16	6.62	$13,946

Exercisable at December 31, 2012	2,379	$3.56	5.32	$10,250

Vested and expected to vest at December 31, 2012(2)	3,637	$4.12	6.55	$13,722

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2011 and 2012.

(2)
This represents the number of vested options at December 31, 2012, plus the number of unvested options expected to vest at December 31, 2012, based on the unvested options outstanding at December 31, 2012, adjusted for the estimated forfeiture rate.

        During the years ended December 31, 2011 and 2012, the Company granted stock options to purchase an aggregate of 334,175 and 722,000, shares of its common stock, respectively, with a weighted-average grant date fair value of options granted of $5.12 and $7.20, respectively.

        During the years ended December 31, 2011 and 2012, current and former employees of the Company exercised a total of 94,748 and 38,697, options, respectively, resulting in total proceeds of $0.2 million and $0.2 million, respectively.

        The aggregate intrinsic value of options exercised during the year ended December 31, 2012, was $47,000.

        As of December 31, 2012, there was $4.4 million of unrecognized compensation expense related to unvested stock options that is expected to be recognized over a weighted-average period of 2.9 years.